UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Family Capital Trust Company
           -----------------------------------------------------
Address:   33 Broad St.
           Boston, MA 02109
           -----------------------------------------------------

Form 13F File Number: 28-06719
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Carolyn B. Bergen
        -------------------------
Title:  CCO
        -------------------------
Phone:  617-896-3638
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Carolyn B. Bergen                   Boston, MA                    10/30/2006
---------------------                   ----------                    ----------
     [Signature]                       [City, State]                    [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:          129
                                         -----------
Form 13F Information Table Value Total:     $165,690
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                              FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
ACCENTURE LTD CLASS A          COM              G1150G111       11     350 SH       SOLE    350         0      0    0
INGERSOLL RAND CL A BERMUDA    COM              G4776G101     1083   28530 SH       SOLE    28530       0      0    0
AFLAC INCORPORATED             COM              001055102       11     255 SH       SOLE    255         0      0    0
ABBOTT LABS                    COM              002824100      764   15750 SH       SOLE    15750       0      0    0
ADOBE SYS INC                  COM              00724F101    76452 2041463 SH       SOLE    2041463     0      0    0
ALBERTO CULVER CLASS B         COM              013068101        8     170 SH       SOLE    170         0      0    0
ALLSTATE CORP                  COM              020002101        9     155 SH       SOLE    155         0      0    0
ALLTEL CORP                    COM              020039103     1797   32380 SH       SOLE    32380       0      0    0
AMERICAN CAPITAL STRATEGIES    COM              024937104        2      60 SH       SOLE    60          0      0    0
AMERICAN EXPRESS CO            COM              025816109     2532   45160 SH       SOLE    44360       0      0  800
AMERICAN INTL GROUP INC        COM              026874107        9     145 SH       SOLE    145         0      0    0
AMERICAN SUPERCONDUCTOR        COM              030111108        6     675 SH       SOLE    0           0      0  675
AMERIPRISE FINANCIAL           COM              03076C106      266    5690 SH       SOLE    5530        0      0  160
AMGEN INC                      COM              031162100     3366   47070 SH       SOLE    47070       0      0    0
APACHE CORP                    COM              037411105       10     170 SH       SOLE    170         0      0    0
ARCHER DANIELS MIDLAND CO      COM              039483102       18     500 SH       SOLE    500         0      0    0
BJ SERVICES COMPANY            COM              055482103       12     415 SH       SOLE    415         0      0    0
BP AMOCO P L C                 SPONSORED ADR    055622104     1329   20266 SH       SOLE    20266       0      0    0
BANK OF AMERICA CORP           COM              060505104     1036   19356 SH       SOLE    19356       0      0    0
BARD C R INC NJ                COM              067383109       10     145 SH       SOLE    145         0      0    0
BECKMAN COULTER INC            COM              075811109        6     115 SH       SOLE    115         0      0    0
BIOTECH HOLDERS TRUST          COM              09067D201       18     100 SH       SOLE    100         0      0    0
BLACKROCK GLOBAL FLOATING      RATE INC TR      091941104      818   43400 SH       SOLE    43400       0      0    0
BUCKEYE PARTNERS               COM              118230101       10     249 SH       SOLE    249         0      0    0
CHEVRON CORP                   COM              166764100      605    9331 SH       SOLE    9331        0      0    0
CHICAGO BRIDGE & IRON N.V.     COM              167250109     2659  110600 SH       SOLE    110600      0      0    0
CISCO SYS INC                  COM              17275R102       27    1200 SH       SOLE    1200        0      0    0
CITIGROUP INC                  COM              172967101     2082   41932 SH       SOLE    40982       0      0  950
CLOROX CO DEL                  COM              189054109        9     150 SH       SOLE    150         0      0    0
COACH INC                      COM              189754104       14     410 SH       SOLE    410         0      0    0
COCA COLA CO                   COM              191216100       27     609 SH       SOLE    609         0      0    0
COMPUTER SCIENCE CORPORATIO    N                205363104     2232   45450 SH       SOLE    45450       0      0    0
CONOCOPHILLIPS                 COM              20825C104     2399   40320 SH       SOLE    40320       0      0    0
D R HORTON INC                 COM              23331A109     1244   51976 SH       SOLE    51976       0      0    0
DARDEN RESTAURANTS INC         COM              237194105      121    2850 SH       SOLE    2850        0      0    0
DEBT STRATEGIES FUND INC NE    W                24276Q109      669   94000 SH       SOLE    94000       0      0    0
DELL INC COM                   COM              24702R101      560   24560 SH       SOLE    24560       0      0    0
DENTAL SUPPLY INTERNATAIONA    L                249030107        8     280 SH       SOLE    280         0      0    0
DOMINION RES INC VA NEW        COM              25746U109        9     120 SH       SOLE    120         0      0    0
DREYFUS STRATEGIC MUNS INC     COM              261932107      156   17000          SOLE    17000       0      0    0
E M C CORP MASS                COM              268648102       42    3545 SH       SOLE    3545        0      0    0
E*TRADE FINANCIAL CORP         COM              269246104       17     740 SH       SOLE    740         0      0    0
EATON CORP                     COM              278058102       11     165 SH       SOLE    165         0      0    0
EATON VANCE LTD DURATION FD    COM              27828H105     3147  178000 SH       SOLE    178000      0      0    0
EBAY INC                       COM              278642103     2472   87200 SH       SOLE    87200       0      0    0
ELECTRONIC ARTS INC            COM              285512109        9     175 SH       SOLE    175         0      0    0
EXELON CORP                    COM              30161N101     1623   26815 SH       SOLE    26815       0      0    0
EXXON MOBIL CORP               COM              30231G102     5872   87523 SH       SOLE    86287       0      0 1236
FIRST DATA CORP                COM              319963104       54    1309 SH       SOLE    1309        0      0    0
FISERV INC WISCONSIN           COM              337738108     2252   47830 SH       SOLE    47830       0      0    0
FOREST LABS INC                COM              345838106     1260   24900 SH       SOLE    24900       0      0    0
FORTUNE BRANDS INC             COM              349631101        7     105 SH       SOLE    105         0      0    0
GENERAL ELEC CO                COM              369604103     4341  123035 SH       SOLE    121595      0      0 1440
GENERAL MLS INC                COM              370334104      122    2168 SH       SOLE    2168        0      0    0
GILEAD SCIENCES INC            COM              375558103       19     280 SH       SOLE    280         0      0    0
THE HERSHEY COMPANY            COM              427866108        9     175 SH       SOLE    175         0      0    0
HEWLETT PACKARD CO             COM              428236103       36    1000 SH       SOLE    1000        0      0    0
HOME DEPOT INC                 COM              437076102     1296   35733 SH       SOLE    34433       0      0 1300
HONDA MOTOR CO LTD - ADR       COM              438128308       33    1000 SH       SOLE    1000        0      0    0
IMMUNOGEN INC                  COM              45253H101     1316  372871 SH       SOLE    372871      0      0    0
INTEL CORP                     COM              458140100     1620   78798 SH       SOLE    78798       0      0    0
INTERNATIONAL BUSINESS MACH    SCOM             459200101     2164   26420 SH       SOLE    26010       0      0  410
JPMORGAN CHASE & CO            COM              46625H100     1199   25554 SH       SOLE    25554       0      0    0
JOHNSON & JOHNSON              COM              478160104     2104   32406 SH       SOLE    31706       0      0  700
JOHNSON CONTROLS INC           COM              478366107     1123   15655 SH       SOLE    15655       0      0    0
KINDER MORGAN INC              COM              49455P101       18     175 SH       SOLE    175         0      0    0
KINDER MORGAN MGMT             COM              49455U100      168    3997 SH       SOLE    3997        0      0    0
KINDERMORGAN ENERGY LP         COM              494550106      144    3300 SH       SOLE    3300        0      0    0
L3 COMMUNICATIONS HLDG         COM              502424104     2842   36295 SH       SOLE    36295       0      0    0
LEGG MASON INC                 COM              524901105       14     140 SH       SOLE    140         0      0    0
LEHMAN BROS HLDGS INC          COM              524908100       73    1000 SH       SOLE    1000        0      0    0
LONE STAR TECHNOLOGIES         COM              542312103        8     175 SH       SOLE    175         0      0    0
LOWES COMPANIES                COM              548661107       95    3400 SH       SOLE    3400        0      0    0
MEMC ELECTRONIC MATERIAL       COM              552715104        3     100 SH       SOLE    100         0      0    0
MARSH & MCLENNAN COS INC       COM              571748102      215    7650 SH       SOLE    6650        0      0 1000
MCCORMICK & CO                 COM              579780206        8     235 SH       SOLE    235         0      0    0
MCGRAW HILL COMPANIES INC      COM              580645109       14     250 SH       SOLE    250         0      0    0
MEDCO HEALTH SOLUTIONS         COM              58405U102      146    2439 SH       SOLE    2439        0      0    0
MEDTRONIC INC                  COM              585055106     1962   42276 SH       SOLE    42276       0      0    0
MERCK & CO INC                 COM              589331107     1202   28701 SH       SOLE    28701       0      0    0
MICROSOFT CORP                 COM              594918104     1099   40232 SH       SOLE    38632       0      0 1600
MOTOROLA INC                   COM              620076109       11     450 SH       SOLE    450         0      0    0
MUNIVEST FD INC                COM              626295109      199   20200          SOLE    20200       0      0    0
MYLAN LABORATORIES INC         COM              628530107     2457  122120 SH       SOLE    122120      0      0    0
N S GROUP INC                  COM              628916108     2036   31550 SH       SOLE    31550       0      0    0
NIKE INC CL B                  COM              654106103        8     100 SH       SOLE    100         0      0    0
NOKIA CORP ADR-S SHS SPONSO    RED              654902204       23    1200 SH       SOLE    1200        0      0    0
NORDSTROM INC                  COM              655664100       17     405 SH       SOLE    405         0      0    0
OCCIDENTAL PETROLEUM CORP      COM              674599105       13     290 SH       SOLE    290         0      0    0
ORACLE CORP                    COM              68389X105       14     790 SH       SOLE    790         0      0    0
PPG INDS INC                   COM              693506107       67    1000 SH       SOLE    1000        0      0    0
PEPSICO INC                    COM              713448108      233    3585 SH       SOLE    3585        0      0    0
PFIZER INC                     COM              717081103     1001   35319 SH       SOLE    34149       0      0 1170
PROCTER & GAMBLE CO            COM              742718109      135    2180 SH       SOLE    2180        0      0    0
QUESTAR CORP                   COM              748356102        8     110 SH       SOLE    110         0      0    0
ROCKWELL INTL CORP NEW         COM              773903109       10     180 SH       SOLE    180         0      0    0
ROCKWELL COLLINS INC           COM              774341101       11     205 SH       SOLE    205         0      0    0
SLM CORP                       COM              78442P106       13     265 SH       SOLE    265         0      0    0
SPX CORPORATION                COM              784635104      583   10920 SH       SOLE    10920       0      0    0
ST PAUL TRAVELERS              COM              792860108        8     175 SH       SOLE    175         0      0    0
SANDISK CORP                   COM              80004C101     1060   19800 SH       SOLE    19800       0      0    0
SCHLUMBERGER LTD               COM              806857108      168    2724 SH       SOLE    2724        0      0    0
SHERWIN WILLIAMS CO            COM              824348106       10     185 SH       SOLE    185         0      0    0
SIMON PROPERTY GROUP INC       COM              828806109       36     400 SH       SOLE    400         0      0    0
SOUTHERN CO                    COM              842587107       41    1200 SH       SOLE    1200        0      0    0
STAPLES INC                    COM              855030102      235    9671 SH       SOLE    9671        0      0    0
STATE ST CORP                  COM              857477103       62    1000 SH       SOLE    1000        0      0    0
STRYKER CORP                   COM              863667101       99    2000 SH       SOLE    2000        0      0    0
SYSCO CORP                     COM              871829107      776   23200 SH       SOLE    23200       0      0    0
TARGET CORP                    COM              87612E106        1      30 SH       SOLE    30          0      0    0
TEVA PHARMACEUTICAL IND        COM              881624209       12     355 SH       SOLE    355         0      0    0
TEXAS INSTRS INC               COM              882508104       10     305 SH       SOLE    305         0      0    0
3M CO                          COM              88579Y101      243    3271 SH       SOLE    3271        0      0    0
TIME WARNER INC NEW            COM              887317105        9     500 SH       SOLE    500         0      0    0
TOYOTA MOTOR CORP              COM              892331307       43     400 SH       SOLE    400         0      0    0
TYCO INTL LTD NEW              COM              902124106      407   14550 SH       SOLE    14550       0      0    0
US BANCORP DEL                 COM              902973304        9     290 SH       SOLE    290         0      0    0
UNITED TECHNOLOGIES CORP       COM              913017109     1155   18235 SH       SOLE    18235       0      0    0
UNITEDHEALTH GROUP INC COM     COM              91324P102     2680   54485 SH       SOLE    54485       0      0    0
VAN KAMPEN SR INCOME TRUST     COM              920961109     5072  597500 SH       SOLE    597500      0      0    0
VARIAN MEDICAL SYSTEMS         COM              92220P105       53    1000 SH       SOLE    1000        0      0    0
VERIZON COMMUNICATIONS         COM              92343V104        1      30 SH       SOLE    30          0      0    0
WACHOVIA CORP                  COM              929903102       80    1450 SH       SOLE    1450        0      0    0
WAL MART STORES INC            COM              931142103      845   17150 SH       SOLE    17150       0      0    0
WALGREEN CO                    COM              931422109     1333   30050 SH       SOLE    30050       0      0    0
WELLS FARGO & CO NEW COM       COM              949746101      109    3020 SH       SOLE    3020        0      0    0
WEYERHAEUSER CO                COM              962166104     1058   17200 SH       SOLE    16600       0      0  600
WINDSTREAM CORPORATION         COM              97381W104      438   33265 SH       SOLE    33265       0      0    0
WYETH                          COM              983024100      235    4633 SH       SOLE    4633        0      0    0